Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Shareholders' Equity
Other comprehensive income (loss), tax expense (benefit)	$ (1,975)	$ 329	$ 564	$ 2,061	$ 307
Dividends: Common stock (in dollars per share)	$ 0.17	$ 0.12	$ 0.16	$ 0.16	$ 0.16